03.31 Fidelity Advisor Freedom Funds ATBC PRO-01 | Fidelity Advisor Freedom® 2015 Fund
Fund Summary Fund/Class: Fidelity Advisor Freedom® 2015 Fund/A, T, B, C
Investment Objective
The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page 82 of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity Advisor Freedom® 2015 Fund} - 03.31 Fidelity Advisor Freedom Funds ATBC PRO-01 - Fidelity Advisor Freedom® 2015 Fund	Fidelity Advisor Freedom 2015 Fund-Class A		Fidelity Advisor Freedom 2015 Fund-Class T		Fidelity Advisor Freedom 2015 Fund-Class B		Fidelity Advisor Freedom 2015 Fund-Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Advisor Freedom® 2015 Fund} - 03.31 Fidelity Advisor Freedom Funds ATBC PRO-01 - Fidelity Advisor Freedom® 2015 Fund		Fidelity Advisor Freedom 2015 Fund-Class A	Fidelity Advisor Freedom 2015 Fund-Class T	Fidelity Advisor Freedom 2015 Fund-Class B	Fidelity Advisor Freedom 2015 Fund-Class C
Management fee		none	none	none	none
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%	1.00%
Other expenses		none	none	none	none
Acquired fund fees and expenses		0.64%	0.64%	0.64%	0.64%
Total annual operating expenses	[1]	0.89%	1.14%	1.64%	1.64%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example {- Fidelity Advisor Freedom® 2015 Fund} - 03.31 Fidelity Advisor Freedom Funds ATBC PRO-01 - Fidelity Advisor Freedom® 2015 Fund - USD ($)	Fidelity Advisor Freedom 2015 Fund-Class A	Fidelity Advisor Freedom 2015 Fund-Class T	Fidelity Advisor Freedom 2015 Fund-Class B	Fidelity Advisor Freedom 2015 Fund-Class C
1 year	$ 661	$ 462	$ 667	$ 267
3 years	843	700	817	517
5 years	1,040	956	1,092	892
10 years	$ 1,608	$ 1,688	$ 1,649	$ 1,944

Hold Shares
Expense Example, No Redemption {- Fidelity Advisor Freedom® 2015 Fund} - 03.31 Fidelity Advisor Freedom Funds ATBC PRO-01 - Fidelity Advisor Freedom® 2015 Fund - USD ($)	Fidelity Advisor Freedom 2015 Fund-Class A	Fidelity Advisor Freedom 2015 Fund-Class T	Fidelity Advisor Freedom 2015 Fund-Class B	Fidelity Advisor Freedom 2015 Fund-Class C
1 Year	$ 661	$ 462	$ 167	$ 167
3 Years	843	700	517	517
5 Years	1,040	956	892	892
10 Years	$ 1,608	$ 1,688	$ 1,649	$ 1,944

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2015)).
  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:
Domestic Equity Funds*	37.9
International Equity Funds*	16.3
Bond Funds*	34.5
Short-Term Funds*	11.3

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.

  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who retired in or within a few years of 2015 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for more recent performance information.

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year-by-Year Returns Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	14.47%	June 30, 2009
Lowest Quarter Return	-15.47%	December 31, 2008
Year-to-Date Return	0.94%	March 31, 2016

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015

Average Annual Total Returns{- Fidelity Advisor Freedom® 2015 Fund} - 03.31 Fidelity Advisor Freedom Funds ATBC PRO-01 - Fidelity Advisor Freedom® 2015 Fund	Past 1 year	Past 5 years	Past 10 years
Fidelity Advisor Freedom 2015 Fund-Class A | Return Before Taxes	(6.58%)	3.61%	3.75%
Fidelity Advisor Freedom 2015 Fund-Class A | After Taxes on Distributions	(7.91%)	2.32%	2.61%
Fidelity Advisor Freedom 2015 Fund-Class A | After Taxes on Distributions and Sales	(2.96%)	2.53%	2.68%
Fidelity Advisor Freedom 2015 Fund-Class T | Return Before Taxes	(4.58%)	3.84%	3.73%
Fidelity Advisor Freedom 2015 Fund-Class B | Return Before Taxes	(6.38%)	3.72%	3.82%
Fidelity Advisor Freedom 2015 Fund-Class C | Return Before Taxes	(2.58%)	4.08%	3.59%
S&P 500® Index(reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.31%
Fidelity Freedom 2015 Composite Index℠(reflects no deduction for fees or expenses)	(0.30%)	6.28%	5.31%

03.31 Fidelity Advisor Freedom Funds ATBC PRO-01 | Fidelity Advisor Freedom® 2015 Fund | Fidelity Advisor Freedom 2015 Fund-Class A
Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
03.31 Fidelity Advisor Freedom Funds ATBC PRO-01 | Fidelity Advisor Freedom® 2015 Fund | Fidelity Advisor Freedom 2015 Fund-Class T
Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
03.31 Fidelity Advisor Freedom Funds ATBC PRO-01 | Fidelity Advisor Freedom® 2015 Fund | Fidelity Advisor Freedom 2015 Fund-Class B
Declines over 6 years from 5.00% to 0%.
03.31 Fidelity Advisor Freedom Funds ATBC PRO-01 | Fidelity Advisor Freedom® 2015 Fund | Fidelity Advisor Freedom 2015 Fund-Class C
On Class C shares redeemed less than one year after purchase.